Income Taxes Federal and Foreign Income Tax Expense (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes on Continuing Operations (Table Amounts)
Current federal income tax expense (benefit)	$ 758	$ 292	$ 449
Deferred federal income tax expense (benefit)	(474)	213	907
Total federal income tax expense (benefit)	284	505	1,356
Current foreign income tax expense (benefit)	10	7	8
Deferred foreign income tax expense (benefit)	6	1	(4)
Total foreign income tax expense (benefit)	16	8	4
Total federal and foreign income tax expense	$ 300	$ 513	$ 1,360